SUBSEQUENT EVENTS (Details) - SmarterChaos - shares	Jan. 17, 2022	Jun. 30, 2021
Subsequent Event [Line Items]
Units/shares redeemed and issued to Class A Common Stock (in shares)		154,000
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Units/shares redeemed and issued to Class A Common Stock (in shares)	154,000